Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Standards, Amendments to Standards and Interpretations

Standards, amendments to standards and interpretations applied for the first time in the consolidated financial statements for 31 December 2017 are:

Standard / Interpretation	First-time mandatory application as per IASB
Amendments to IAS 7 “Statements of Cash Flows”: Disclosure Initiative	1 January 2017
Amendments to IAS 12 “Income Taxes”: Recognition of Deferred Tax Assets for Unrealised Losses	1 January 2017
Annual Improvements Project Cycle 2014 – 2016: Amendments IFRS 12	1 January 2017

Standards and interpretations that can be applied early voluntarily, but have not yet been applied early voluntarily

Standard / Interpretation	First-time mandatory application as per IASB
IFRS 15 “Revenue from Contracts with Customers”	1 January 2018
IFRS 9 “Financial Instruments”	1 January 2018
IFRS 16 “Leases”	1 January 2019
IFRS 17 “ Insurance Contracts”	1 January 2021
Amendments IFRS 2 “Share-based Payment”: Classification and Measurement of Share-based Payment Transactions	1 January 2018
Amendments to IFRS 4 “Insurance Contracts”: Applying IFRS 9 Financial Instruments together with IFRS 4 Insurance Contracts	1 January 2018
Amendments to IFRS 9 “Financial Instruments”: Prepayment Features with Negative Compensation	1 January 2018
Amendments IFRS 1 “First-Time Application of IFRS”: Annual Improvements Project Cycle 2014-2016	1 January 2018
Amendments to IAS 28 “Interest in Associates and Joint Ventures”: Long-term Interests in Associates and Joint Ventures	Postponed for an indefinite period
Amendments to IAS 40 “Investment Property”: Transfers of Investment Property	1 January 2018
IFRIC 22 “Foreign Currency Transactions and Advance Consideration”	1 January 2018
IFRIC 23 “Uncertainty over Income Tax Treatments”	1 January 2019
Annual Improvements Project Cycle 2014 – 2016: Amendments IFRS 1 and IAS 28	1 January 2018
Annual Improvements Project Cycle 2015 – 2017	1 January 2019

Schedule of Tangible Assets Estimated Useful Life

The main useful lives are unchanged:

IT equipment	3 years, straight-line

Fixtures and equipment	4 years, straight-line

Office and laboratory facilities	10 years, straight-line

Laboratory devices	13 years, straight-line